Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On October 25, 2023, the Company instructed the trustee to liquidate the investments held in the Trust Account and instead hold the funds in the Trust Account in an interest bearing demand deposit account until the earlier of the consummation of our Business Combination or liquidation.

On November 2, 2023 and December 7, 2023, the Company executed Loan Agreements (together, the “Loan Agreements”) with each of Greentree Financial Group, Inc., Finuvia, LLC, L&H, Inc., JAK Opportunities VI, LLC and Li Holding, Inc. (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Loan Agreements, the Company shall issue the PIPE Investors up to $11,000,000 in principal amount of convertible notes and warrants to purchase 1,000,000 shares of Class A common stock of the Company after the closing of the Business Combination between the Company and TruGolf, pursuant to the Restated Merger Agreement. For additional information, refer to the Company’s Current Reports on Form 8-K as filed with the SEC on November 2, 2023 and December 7, 2023.

On November 17, 2023, the Company and I-Bankers executed an amendment to the BCMA (the “BCMA Amendment”), pursuant to which I-Bankers’ fee due at the Closing was amended to provide that I-Bankers will receive: (i) $2,000,000 in cash and (ii) 212,752 Deep Medicine Class A Common Shares, which will be payable to I-Bankers in shares of New TruGolf.

On December 7, 2023, the Company amended the Restated Merger Agreement to (i) revise the definitions of the Company’s Class B Common Stock and New TruGolf’s Class B Common Stock therein to reflect that the voting rights of the Company’s Class B Common Stock and New TruGolf’s Class B Common Stock shall each be increased from ten (10) votes per share to twenty five (25) votes per share and (ii) decrease the size of the Post-Closing New TruGolf’s Board from seven members to five members, with the number of board members designated by the Company decreased from three members to one member.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Deep Medicine Acquisition Corp.

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Deep Medicine Acquisition Corp. (the “Company”) as of March 31, 2023 and 2022, and the related statements of operations, stockholders’ equity (deficit), and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2023 and 2022, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Going Concern Matter

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As more fully described in Note 1 to the financial statements, the Company’s business plan is dependent on the completion of a business combination within a prescribed period of time and if not completed will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ MaloneBailey, LLP

www.malonebailey.com

We have served as the Company’s auditor since 2021.

Houston, Texas

May 30, 2023, except for Note 7 which is dated July 31, 2023

DEEP MEDICINE ACQUISITION CORP.

BALANCE SHEETS

	March 31, 2023	March 31, 2022
Assets

Current assets
Cash	$595,536	$877,099
Prepaid expenses	20,408	315,306
Cash and marketable securities held in Trust Account	9,160,803	127,760,867
Total current assets	9,776,747	128,953,272

Total assets	$9,776,747	$128,953,272

Liabilities and Stockholders’ (Deficit)

Current liabilities
Accrued expenses - related party	$6,000	$21,000
Accrued expenses	866,500	15,712
Taxes payable	57,569	-
Loan payable - related party	1,865,000	500,000
Total current liabilities	2,795,069	536,712

Non-current liabilities
Deferred underwriting commissions	4,427,500	4,427,500
Total non-current liabilities	4,427,500	4,427,500

Total liabilities	7,222,569	4,964,212

Commitments
Common stock subject to possible redemption, 830,210 shares at $10.83 per share and 12,650,000 shares at $10.10 per share as of March 31, 2023 and March 31, 2022, respectively	8,994,434	127,765,000

Stockholders’ (Deficit)
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, -0- shares issued and outstanding as of March 31, 2023 and March 31, 2022	-	-
Class A Common stock, $0.0001 par value, 100,000,000 shares authorized, 3,783,200 and 620,700 shares issued and outstanding as of March 31, 2023 and March 31, 2022, respectively (excluding 830,210 shares and 12,650,000 shares, respectively, subject to possible redemption)	378	62
Class B Common stock, $0.0001 par value, 10,000,000 shares authorized, -0- shares and 3,162,500 shares issued and outstanding as of March 31, 2023 and March 31, 2022, respectively	-	316
Additional paid-in capital	-	-
Accumulated deficits	(6,440,634)	(3,776,318)
Total Stockholders’ (Deficit)	(6,440,256)	(3,775,940)

Total Liabilities and Stockholders’ (Deficit)	$9,776,747	$128,953,272

The accompanying notes are an integral part of the financial statements.

DEEP MEDICINE ACQUISITION CORP.

STATEMENTS OF OPERATIONS

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Operating expense
Officers compensation	$60,000	$60,000
Franchise taxes	200,000	1,177
General and administrative expenses	1,907,122	348,735
Total operating expense	2,167,122	409,912

Other income
Investment income (loss) on investments held in Trust Account	1,824,459	(4,133)
Total other income	1,824,459	(4,133)

Net loss before income tax	(342,663)	(414,045)

Income tax	57,569	-

Net loss	(400,232)	(414,045)

Net loss per share
Basic and diluted - Class A	$(0.03)	$(0.05)
Basic and diluted - Class B	$(0.03)	$(0.05)
Weighted average number of shares
Basic and diluted - Class A	10,946,277	5,578,069
Basic and diluted - Class B	2,313,390	3,162,500

The accompanying notes are an integral part of the financial statements.

DEEP MEDICINE ACQUISITION CORP.

STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT

FOR THE YEARS ENDED MARCH 31, 2023 AND 2022

	Preferred Stock		Class A Common Stock		Class B Common Stock		Additional Paid-in	Accumulated
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficits	Total

Balance, March 31, 2021	-	$-	-	$-	3,162,500	$316	$49,684	$(59,395)	$(9,395)

Class A common stock issued in IPO	-	-	12,650,000	1,265	-	-	126,498,735	-	126,500,000

Offering cost	-	-	-	-	-	-	(2,855,000)	-	(2,855,000)

Deferred underwriting commission	-	-	-	-	-	-	(4,427,500)	-	(4,427,500)

Class A common stock issued for services	-	-	101,200	10	-	-	(10)	-	-

Sale of 519,500 private units	-	-	519,500	52	-	-	5,194,948	-	5,195,000

Class A common stock subject to possible redemption	-	-	(12,650,000)	(1,265)	-	-	(127,763,735)	-	(127,765,000)

Reclassification from negative additional paid-in capital to accumulated deficit	-	-	-	-	-	-	3,302,878	(3,302,878)	-

Net loss	-	-	-	-	-	-	-	(414,045)	(414,045)

Balance, March 31, 2022	-	$-	620,700	$62	3,162,500	$316	$-	$(3,776,318)	$(3,775,940)

Conversion from Class B to Class A	-	-	3,162,500	316	(3,162,500)	(316)	-	-	-

Accretion for Class A common stock to redemption amount	-	-	-	-	-	-	-	(2,264,084)	(2,264,084)

Net loss	-	-	-	-	-	-	-	(400,232)	(400,232)

Balance, March 31, 2023	-	$-	3,783,200	$378	-	$-	$-	$(6,440,634)	$(6,440,256)

The accompanying notes are an integral part of the financial statements.

DEEP MEDICINE ACQUISITION CORP.

STATEMENTS OF CASH FLOWS

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Cash flows from operating activities:
Net loss	$(400,232)	$(414,045)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Investment income earned on investments held in Trust Account	(1,824,459)	4,133
Changes in operating assets and liabilities:
Prepaid expenses	294,898	(277,806)
Accrued expenses	850,788	14,850
Accrued expenses - related parties	(15,000)	(25,000)
Taxes payable	57,569	-
Net cash (used in) operating activities	(1,036,436)	(697,868)

Cash flows from investing activities:
Distribution for taxes payments	754,873	-
Cash released from trust account	121,034,650	-
Investment of cash in Trust Account	(1,365,000)	(127,765,000)
Net cash provided by (used in) investing activities	120,424,523	(127,765,000)

Cash flows from financing activities:
Proceeds from extension loan – related parties	1,365,000	-
Cash used for common stock redemption	(121,034,650)	-
Proceeds from sale of Units, net of underwriting discounts paid	-	123,970,000
Proceeds from sale of Private Placement Units	-	5,195,000
Payment of offering costs	-	(325,000)
Due to related party	-	(100)
Net cash provided by (used in) financing activities	(119,669,650)	128,839,900

Net increase/(decrease) in cash and cash equivalents	(281,563)	377,032

Cash and cash equivalents at the beginning of the period	877,099	500,067

Cash and cash equivalents at the end of the period	$595,536	$877,099

SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$-	$-
Cash paid for income taxes	$-	$-

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial classification of common stock subject to possible redemption	$-	$127,765,000
Deferred underwriting fee payable	$-	$4,427,500
Additional shares issued to sponsor due to upsize of IPO	$-	$28
Reclassification of Class A common stock	$316	$-
Remeasurement for Class A common stock subject to possible redemption	$2,264,084	$-

The accompanying notes are an integral part of the financial statements.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023

Note 7 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On July 13, 2023, the Company held a special meeting of the Company’s stockholders, at the Company’s stockholders approved a charter amendment to extend the date by which the Company must consummate its initial business combination from July 29, 2023 to January 29, 2024, or such earlier date as determined by the Company’s board of directors. The Company’s stockholders holding 255,446 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $2,914,230 (approximately $11.41 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 4,357,964 Class A Shares issued and outstanding, including 574,764 public shares.